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December 3, 2007



VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
1000 F Street, N.E.
Washington, D.C. 20549-4644



Re:      THE HARTFORD MUTUAL FUNDS, INC., FILE NOS. 333-02381/811-07589

Dear Sir or Madam:

Please be advised that in lieu of filing a copy of the form of prospectuses and Statement of Additional Information being used in connection with the offering of shares for The Hartford Global Enhanced Dividend Fund, a new series of the Hartford Mutual Funds, Inc. (the "Registrant"), under Rule 497(c) under the Securities Act of 1933, as amended (the "1933 Act"), we hereby certify the following pursuant to Rule 497(j) under the 1933 Act:

     1. that the form of prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) of the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 63 to the Registrant's registration statement (the "Amendment") filed on November 29, 2007; and

     2. that the text of the Amendment was filed electronically with the Securities and Exchange Commission on November 29, 2007 as part of Post-Effective Amendment No. 63 under the 1933 Act to the Registrant's registration statement.

No fees are required in connection with this filing. If you have any questions concerning this filing, please do not hesitate to contact the undersigned at 617.728.7134.


                                                Very truly yours,

                                                /s/ Michael P. Keane
                                                -------------------------------
                                                Michael P. Keane


cc:  John V. O'Hanlon, Esq.


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